GAMCO Global Gold, Natural Resources & Income Trust

Schedule of Investments — March 31, 2021 (Unaudited)

Shares		Market Value
	COMMON STOCKS — 85.7%
	Energy and Energy Services — 31.9%
75,600	APA Corp.	$1,353,240
183,975	Baker Hughes Co.	3,975,700
391,500	BP plc, ADR(a)	9,533,025
163,000	Cabot Oil & Gas Corp.(a)	3,061,140
315,148	Chevron Corp.(a)	33,024,359
160,500	ConocoPhillips(a)	8,501,685
139,300	Devon Energy Corp.(a)	3,043,705
48,000	Diamondback Energy Inc.	3,527,520
450,000	Eni SpA	5,537,841
139,500	EOG Resources Inc.(a)	10,117,935
555,100	Exxon Mobil Corp.(a)	30,991,233
194,000	Halliburton Co.(a)	4,163,240
17,700	Helmerich & Payne Inc.(a)	477,192
25,500	Hess Corp.	1,804,380
45,500	HollyFrontier Corp.(a)	1,627,990
500,008	Kinder Morgan Inc.(a)	8,325,133
158,994	Marathon Petroleum Corp.	8,504,589
65,661	Occidental Petroleum Corp.(a)	1,747,896
107,000	ONEOK Inc.(a)	5,420,620
94,000	Phillips 66(a)	7,664,760
52,400	Pioneer Natural Resources Co.(a)	8,322,168
1,084,000	Royal Dutch Shell plc, Cl. A	21,127,861
337,000	Schlumberger NV(a)	9,163,030
179,000	Suncor Energy Inc.(a)	3,741,100
90,000	Sunoco LP(a)	2,865,600
343,000	The Williams Companies Inc.(a)	8,125,670
376,000	TOTAL SE, ADR(a)	17,499,040
114,500	Valero Energy Corp.(a)	8,198,200

		231,445,852

	Metals and Mining — 53.8%
405,000	Agnico Eagle Mines Ltd.(a)	23,413,050
2,187,692	Alamos Gold Inc., Cl. A(a)	17,085,875
185,000	AngloGold Ashanti Ltd., ADR	4,064,450
2,349,000	B2Gold Corp.(a)	10,124,190
1,517,019	Barrick Gold Corp.(a)	30,036,976
2,400,000	Belo Sun Mining Corp.†	1,527,811
201,100	BHP Group Ltd., ADR(a)	13,954,329
665,000	Centamin plc	953,440
672,500	Centerra Gold Inc.	5,950,664
425,000	Dundee Precious Metals Inc.	2,593,897
662,000	Eldorado Gold Corp.†	7,142,980
939,741	Endeavour Mining Corp.	18,941,386
600,000	Equinox Gold Corp.†	4,794,000
2,749,000	Evolution Mining Ltd.	8,519,052
195,500	Franco-Nevada Corp.(a)	24,494,195
715,000	Freeport-McMoRan Inc.†(a)	23,544,950
327,659	Fresnillo plc	3,903,684
500,000	Gold Fields Ltd., ADR	4,745,000
4,604,079	Gold Road Resources Ltd.	3,846,731
522,276	Harmony Gold Mining Co. Ltd., ADR†	2,277,123

Shares		Market Value
3,076,832	Hochschild Mining plc	$8,301,047
1,010,000	Kinross Gold Corp.	6,736,700
559,065	Kirkland Lake Gold Ltd.(a)	18,896,397
40,000	Labrador Iron Ore Royalty Corp.	1,178,642
622,999	Newcrest Mining Ltd.	11,555,518
550,000	Newmont Corp.(a)	33,148,500
410,015	Northern Dynasty Minerals Ltd.†	259,949
2,771,626	Northern Star Resources Ltd.	19,957,187
1,928,500	OceanaGold Corp.†	2,869,655
465,000	Osisko Gold Royalties Ltd.	5,121,031
36,700	Pan American Silver Corp.	1,102,101
692,000	Pretium Resources Inc.†	7,176,040
300,000	Rio Tinto plc, ADR(a)	23,295,000
68,000	Royal Gold Inc.(a)	7,318,160
350,032	SSR Mining Inc.	4,998,457
1,065,000	Wesdome Gold Mines Ltd.†	7,067,797
54	Westgold Resources Ltd.†	82
434,450	Wheaton Precious Metals Corp.(a)	16,600,335
550,000	Yamana Gold Inc.	2,387,000

		389,883,381

	TOTAL COMMON STOCKS	621,329,233

	RIGHTS — 0.0%
	Metals and Mining — 0.0%
269,700	Pan American Silver Corp., CVR†	234,639

	WARRANTS — 0.0%
	Energy and Energy Services — 0.0%
7,207	Occidental Petroleum Corp., expire 08/03/27†	85,835

Principal Amount
	CONVERTIBLE CORPORATE BONDS — 0.7%
	Metals and Mining — 0.7%
$ 1,300,000	Fortuna Silver Mines Inc., 4.650%, 10/31/24	2,093,780
2,000,000	Osisko Gold Royalties Ltd., 4.000%, 12/31/22	1,604,201
1,000,000	Pretium Resources Inc., 2.250%, 03/15/22	1,031,250

		4,729,231

	TOTAL CONVERTIBLE CORPORATE BONDS	4,729,231

	CORPORATE BONDS — 0.3%
	Metals and Mining — 0.3%
2,000,000	IAMGOLD Corp., 5.750%, 10/15/28(b)	2,028,100

	U.S. GOVERNMENT OBLIGATIONS — 13.3%
	U.S. Cash Management Bill — 0.8%
5,635,000	0.005%††, 04/20/2021	5,634,955

GAMCO Global Gold, Natural Resources & Income Trust

Schedule of Investments (Continued) — March 31, 2021 (Unaudited)

Principal Amount		Market Value
	U.S. GOVERNMENT OBLIGATIONS (Continued)
	U.S. Treasury Bills — 12.5%
$90,664,000	0.010% to 0.090%†††, 04/22/21 to 09/23/21(c)	$90,661,377

	TOTAL U.S. GOVERNMENT OBLIGATIONS	96,296,332

	TOTAL INVESTMENTS BEFORE OPTIONS WRITTEN — 100.0%
	(Cost $869,446,257)	$724,703,370

(a)	Securities, or a portion thereof, with a value of $291,464,944 were deposited with the broker as collateral for options written.
(b)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(c)	At March 31, 2021, $74,205,000 of the principal amount was pledged as collateral for options written.
†	Non-income producing security.
††	Represents annualized yield at date of purchase.
†††	Represents annualized yields at dates of purchase.
ADR	American Depositary Receipt
CVR	Contingent Value Right

Geographic Diversification	% of Total Investments*	Market Value
Long Positions
United States	46.1%	$334,400,762
Canada	28.9	209,421,158
Europe	10.8	77,946,207
Asia/Pacific	8.4	60,702,553
Latin America	4.3	31,146,117
South Africa	1.5	11,086,573

Total Investments — Long Positions	100.0%	$724,703,370

Short Positions
United States	(5.6)%	$(40,166,413)
Canada	(0.2)	(1,596,485)
Europe	(0.2)	(1,335,472)
Asia/Pacific	(0.0)**	(277,551)

Total Investments — Short Positions	(6.0)%	$(43,375,921)

*	Total investments exclude options written.
**	Amount represents greater than (0.05)%.

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Market Value
OTC Call Options Written — (4.9)%
Agnico Eagle Mines Ltd.	Pershing LLC	700	USD	4,046,700	USD	70.00	06/18/21	$64,851
Agnico Eagle Mines Ltd.	Pershing LLC	500	USD	2,890,500	USD	77.00	06/18/21	20,554
Agnico Eagle Mines Ltd.	Pershing LLC	1,450	USD	8,382,450	USD	77.00	08/20/21	137,205
Agnico Eagle Mines Ltd.	Pershing LLC	1,400	USD	8,093,400	USD	60.00	10/15/21	760,644
Agnico Eagle Mines Ltd.	Pershing LLC	500	USD	2,890,500	USD	66.00	10/15/21	174,321
Alamos Gold Inc., Cl. A	Pershing LLC	2,577	USD	2,012,637	USD	9.00	05/21/21	72,179
Alamos Gold Inc., Cl. A	Pershing LLC	3,000	USD	2,343,000	USD	11.25	05/21/21	17,973
Alamos Gold Inc., Cl. A	Pershing LLC	7,300	USD	5,701,300	USD	11.25	07/16/21	150,777
Alamos Gold Inc., Cl. A	Pershing LLC	3,000	USD	2,343,000	USD	9.50	11/19/21	262,830
Apache Corp.	Pershing LLC	252	USD	451,080	USD	20.00	09/17/21	0
B2Gold Corp.	Pershing LLC	2,700	USD	1,163,700	USD	5.50	04/16/21	1,317
B2Gold Corp.	Pershing LLC	5,500	USD	2,370,500	USD	7.00	04/16/21	2
B2Gold Corp.	Pershing LLC	8,400	USD	3,620,400	USD	6.00	06/18/21	80,000
B2Gold Corp.	Pershing LLC	5,500	USD	2,370,500	USD	6.50	08/20/21	95,860
B2Gold Corp.	Pershing LLC	5,500	USD	2,370,500	USD	5.50	10/15/21	208,175
Baker Hughes Co.	Pershing LLC	800	USD	1,728,800	USD	21.00	04/16/21	90,053
Baker Hughes Co.	Pershing LLC	520	USD	1,123,720	USD	22.00	06/18/21	74,272
Baker Hughes Co.	Pershing LLC	520	USD	1,123,720	USD	24.00	08/20/21	62,311
Barrick Gold Corp.	Pershing LLC	4,650	USD	9,207,000	USD	27.50	04/16/21	3,554
Barrick Gold Corp.	Pershing LLC	1,200	USD	2,376,000	USD	21.00	06/18/21	97,995

GAMCO Global Gold, Natural Resources & Income Trust

Schedule of Investments (Continued) — March 31, 2021 (Unaudited)

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Market Value
Barrick Gold Corp.	Pershing LLC	4,070	USD	8,058,600	USD	28.00	06/18/21	$43,013
Barrick Gold Corp.	Pershing LLC	4,400	USD	8,712,000	USD	23.00	08/20/21	309,624
Barrick Gold Corp.	Pershing LLC	850	USD	1,683,000	USD	26.00	08/20/21	27,512
Barrick Gold Corp.	Pershing LLC	2,325	USD	4,603,500	USD	23.00	10/15/21	217,790
BHP Group Ltd., ADR	Pershing LLC	670	USD	4,649,130	USD	52.50	05/21/21	1,164,812
BHP Group Ltd., ADR	Pershing LLC	670	USD	4,649,130	USD	65.00	08/20/21	514,205
BHP Group Ltd., ADR	Pershing LLC	670	USD	4,649,130	USD	72.00	09/17/21	242,140
BP plc, ADR	Pershing LLC	1,120	USD	2,727,200	USD	25.00	05/21/21	104,479
BP plc, ADR	Pershing LLC	1,350	USD	3,287,250	USD	26.00	07/16/21	152,335
BP plc, ADR	Pershing LLC	1,445	USD	3,518,575	USD	25.00	09/17/21	272,507
Cabot Oil & Gas Corp.	Pershing LLC	575	USD	1,079,850	USD	20.00	04/16/21	9,902
Cabot Oil & Gas Corp.	Pershing LLC	550	USD	1,032,900	USD	21.00	06/18/21	25,204
Cabot Oil & Gas Corp.	Pershing LLC	550	USD	1,032,900	USD	20.00	08/20/21	60,366
Chevron Corp.	Pershing LLC	708	USD	7,419,132	USD	80.00	04/16/21	1,768,612
Chevron Corp.	Pershing LLC	1,063	USD	11,139,177	USD	100.00	05/21/21	710,179
Chevron Corp.	Pershing LLC	800	USD	8,383,200	USD	100.00	07/16/21	689,239
Chevron Corp.	Pershing LLC	580	USD	6,077,820	USD	105.00	09/17/21	412,106
ConocoPhillips	Pershing LLC	630	USD	3,337,110	USD	40.00	05/21/21	826,624
ConocoPhillips	Pershing LLC	400	USD	2,118,800	USD	50.00	07/16/21	230,677
ConocoPhillips	Pershing LLC	575	USD	3,045,775	USD	50.00	09/17/21	395,794
Devon Energy Corp.	Pershing LLC	400	USD	874,000	USD	17.00	04/16/21	199,276
Devon Energy Corp.	Pershing LLC	293	USD	640,205	USD	19.00	04/16/21	89,916
Devon Energy Corp.	Pershing LLC	700	USD	1,529,500	USD	20.00	07/16/21	252,245
Diamondback Energy Inc.	Pershing LLC	160	USD	1,175,840	USD	70.00	06/18/21	169,728
Diamondback Energy Inc.	Pershing LLC	160	USD	1,175,840	USD	75.00	08/20/21	172,008
Diamondback Energy Inc.	Pershing LLC	160	USD	1,175,840	USD	80.00	10/15/21	172,062
Eldorado Gold Corp.	Pershing LLC	1,620	USD	1,747,980	USD	13.00	09/17/21	150,697
Endeavour Mining Corp.	Pershing LLC	2,050	CAD	5,192,650	CAD	15.00	04/16/21	320
Endeavour Mining Corp.	Pershing LLC	2,050	CAD	5,192,650	CAD	16.00	04/16/21	27
Endeavour Mining Corp.	Pershing LLC	3,647	CAD	9,237,851	CAD	17.00	07/16/21	35,894
Eni SpA	Morgan Stanley	300	EUR	1,574,100	EUR	9.50	05/21/21	190,212
Eni SpA	Morgan Stanley	300	EUR	1,574,100	EUR	9.50	07/16/21	176,349
Eni SpA	Morgan Stanley	300	EUR	1,574,100	EUR	10.00	09/17/21	136,279
EOG Resources Inc.	Pershing LLC	460	USD	3,336,380	USD	57.50	05/21/21	715,084
EOG Resources Inc.	Pershing LLC	450	USD	3,263,850	USD	60.00	07/16/21	658,893
EOG Resources Inc.	Pershing LLC	485	USD	3,517,705	USD	75.00	09/17/21	408,860
Equinox Gold Corp.	Pershing LLC	3,000	USD	2,397,000	USD	13.00	07/16/21	28,700
Exxon Mobil Corp.	Pershing LLC	565	USD	3,154,395	USD	42.00	04/16/21	794,240
Exxon Mobil Corp.	Pershing LLC	755	USD	4,215,165	USD	43.00	05/21/21	937,881
Exxon Mobil Corp.	Pershing LLC	145	USD	809,535	USD	45.00	05/21/21	152,647

GAMCO Global Gold, Natural Resources & Income Trust

Schedule of Investments (Continued) — March 31, 2021 (Unaudited)

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Market Value
Exxon Mobil Corp.	Pershing LLC	805	USD	4,494,315	USD	50.00	05/21/21	$492,034
Exxon Mobil Corp.	Pershing LLC	1,781	USD	9,943,323	USD	55.00	07/16/21	711,021
Exxon Mobil Corp.	Pershing LLC	1,500	USD	8,374,500	USD	60.00	09/17/21	406,331
Franco-Nevada Corp.	Pershing LLC	700	USD	8,770,300	USD	120.00	09/17/21	948,865
Freeport-McMoRan Inc.	Pershing LLC	1,700	USD	5,598,100	USD	40.00	09/17/21	376,833
Gold Fields Ltd., ADR	Pershing LLC	2,500	USD	2,372,500	USD	10.00	09/17/21	271,009
Halliburton Co.	Pershing LLC	840	USD	1,802,640	USD	21.00	05/21/21	155,186
Halliburton Co.	Pershing LLC	1,100	USD	2,360,600	USD	23.00	07/16/21	180,456
Harmony Gold Mining Co. Ltd., ADR	Pershing LLC	2,500	USD	1,090,000	USD	6.00	07/16/21	54,151
Hess Corp.	Pershing LLC	125	USD	884,500	USD	62.50	06/18/21	136,185
Hess Corp.	Pershing LLC	130	USD	919,880	USD	65.00	08/20/21	142,306
HollyFrontier Corp.	Pershing LLC	255	USD	912,390	USD	33.00	06/18/21	115,444
HollyFrontier Corp.	Pershing LLC	200	USD	715,600	USD	45.00	09/17/21	32,778
Kinder Morgan Inc.	Pershing LLC	1,600	USD	2,664,000	USD	16.00	06/18/21	171,984
Kinder Morgan Inc.	Pershing LLC	1,700	USD	2,830,500	USD	16.00	08/20/21	205,261
Kinder Morgan Inc.	Pershing LLC	1,700	USD	2,830,500	USD	18.00	10/15/21	114,337
Kinross Gold Corp.	Pershing LLC	2,800	USD	1,867,600	USD	9.00	04/16/21	509
Kinross Gold Corp.	Pershing LLC	4,300	USD	2,868,100	USD	7.50	05/21/21	91,315
Kinross Gold Corp.	Pershing LLC	4,500	USD	3,001,500	USD	8.00	07/16/21	124,472
Kinross Gold Corp.	Pershing LLC	800	USD	533,600	USD	7.50	09/17/21	43,078
Kirkland Lake Gold Ltd.	Pershing LLC	1,900	USD	6,422,000	USD	40.00	05/21/21	99,098
Kirkland Lake Gold Ltd.	Pershing LLC	1,266	USD	4,279,080	USD	47.00	07/16/21	47,615
Kirkland Lake Gold Ltd.	Pershing LLC	307	USD	1,037,660	USD	50.00	07/16/21	6,893
Kirkland Lake Gold Ltd.	Pershing LLC	1,573	USD	5,316,740	USD	35.00	08/20/21	477,671
Kirkland Lake Gold Ltd.	Pershing LLC	1,865	USD	6,303,700	USD	45.00	09/17/21	187,488
Marathon Petroleum Corp.	Pershing LLC	380	USD	2,032,620	USD	40.00	05/21/21	511,867
Marathon Petroleum Corp.	Pershing LLC	150	USD	802,350	USD	52.50	05/21/21	56,579
Marathon Petroleum Corp.	Pershing LLC	500	USD	2,674,500	USD	50.00	07/16/21	331,528
Marathon Petroleum Corp.	Pershing LLC	560	USD	2,995,440	USD	62.50	09/17/21	149,437
Newcrest Mining Ltd.	Morgan Stanley	2,830	AUD	6,910,860	AUD	30.00	05/20/21	5,775
Newcrest Mining Ltd.	Morgan Stanley	1,250	AUD	3,052,500	AUD	27.00	07/15/21	62,846
Newcrest Mining Ltd.	Pershing LLC	2,150	AUD	5,250,300	AUD	26.00	09/16/21	208,930
Newmont Corp.	Pershing LLC	1,000	USD	6,027,000	USD	63.00	04/16/21	57,860
Newmont Corp.	Pershing LLC	1,393	USD	8,395,611	USD	65.00	05/21/21	175,145
Newmont Corp.	Pershing LLC	950	USD	5,725,650	USD	60.00	07/16/21	377,644
Newmont Corp.	Pershing LLC	990	USD	5,966,730	USD	62.50	08/20/21	354,112
Newmont Corp.	Pershing LLC	1,167	USD	7,033,509	USD	70.00	10/15/21	257,620

GAMCO Global Gold, Natural Resources & Income Trust

Schedule of Investments (Continued) — March 31, 2021 (Unaudited)

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Market Value
Northern Star Resources Ltd.	The Goldman Sachs Group Inc.	9,218	AUD	8,738,664	AUD	15.00	04/16/21	$0
Occidental Petroleum Corp.	Pershing LLC	390	USD	1,038,180	USD	25.00	07/16/21	174,011
ONEOK Inc.	Pershing LLC	350	USD	1,773,100	USD	45.00	04/16/21	208,074
ONEOK Inc.	Pershing LLC	330	USD	1,671,780	USD	46.00	07/16/21	209,443
ONEOK Inc.	Pershing LLC	390	USD	1,975,740	USD	46.00	09/17/21	260,421
Pan American Silver Corp.	Pershing LLC	367	USD	1,102,101	USD	32.50	08/20/21	107,308
Phillips 66	Pershing LLC	300	USD	2,446,200	USD	65.00	04/16/21	512,796
Phillips 66	Pershing LLC	70	USD	570,780	USD	80.00	05/21/21	36,870
Phillips 66	Pershing LLC	230	USD	1,875,420	USD	80.00	06/18/21	147,218
Phillips 66	Pershing LLC	330	USD	2,690,820	USD	80.00	08/20/21	262,250
Pioneer Natural Resources Co.	Pershing LLC	130	USD	2,064,660	USD	145.00	04/16/21	196,194
Pioneer Natural Resources Co.	Pershing LLC	135	USD	2,144,070	USD	140.00	06/18/21	320,688
Pioneer Natural Resources Co.	Pershing LLC	130	USD	2,064,660	USD	140.00	09/17/21	364,038
Pioneer Natural Resources Co.	Pershing LLC	130	USD	2,064,660	USD	160.00	09/17/21	224,720
Pretium Resources Inc.	Pershing LLC	2,320	USD	2,405,840	USD	13.00	07/16/21	88,836
Rio Tinto plc, ADR	Pershing LLC	1,000	USD	7,765,000	USD	71.57	05/21/21	683,215
Rio Tinto plc, ADR	Pershing LLC	1,000	USD	7,765,000	USD	74.07	07/16/21	658,160
Rio Tinto plc, ADR	Pershing LLC	1,000	USD	7,765,000	USD	80.00	09/17/21	453,305
Royal Dutch Shell plc, Cl. A	Morgan Stanley	444	GBP	6,277,272	GBp	1,500.00	06/18/21	272,129
Royal Dutch Shell plc, Cl. A	Morgan Stanley	310	GBP	4,382,780	GBp	1,600.00	09/17/21	198,992
Royal Dutch Shell plc, Cl. A	Morgan Stanley	330	GBP	4,665,540	GBp	1,500.00	10/15/21	361,511
Royal Gold Inc.	Pershing LLC	330	USD	3,551,460	USD	115.00	04/16/21	24,004
Royal Gold Inc.	Pershing LLC	350	USD	3,766,700	USD	115.00	06/18/21	132,217
Schlumberger NV	Pershing LLC	1,200	USD	3,262,800	USD	25.00	05/21/21	378,889
Schlumberger NV	Pershing LLC	1,000	USD	2,719,000	USD	25.00	07/16/21	385,282
Schlumberger NV	Pershing LLC	1,170	USD	3,181,230	USD	30.00	09/17/21	264,493
SSR Mining Inc.	Pershing LLC	2,000	USD	2,856,000	USD	20.00	09/17/21	97,062
Suncor Energy Inc.	Pershing LLC	570	USD	1,191,300	USD	20.00	06/18/21	122,832
Suncor Energy Inc.	Pershing LLC	570	USD	1,191,300	USD	22.00	09/17/21	111,228
Suncor Energy Inc.	Pershing LLC	655	USD	1,368,950	USD	24.00	10/15/21	97,671
Sunoco LP	Pershing LLC	300	USD	955,200	USD	30.00	05/21/21	58,141
Sunoco LP	Pershing LLC	300	USD	955,200	USD	29.00	07/16/21	93,514
Sunoco LP	Pershing LLC	300	USD	955,200	USD	30.00	09/17/21	69,718

GAMCO Global Gold, Natural Resources & Income Trust

Schedule of Investments (Continued) — March 31, 2021 (Unaudited)

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Market Value
The Williams Companies Inc.	Pershing LLC	1,000	USD	2,369,000	USD	23.00	05/21/21	$140,604
The Williams Companies Inc.	Pershing LLC	1,050	USD	2,487,450	USD	23.00	07/16/21	169,408
The Williams Companies Inc.	Pershing LLC	1,000	USD	2,369,000	USD	24.00	09/17/21	133,105
TOTAL SE, ADR	Pershing LLC	1,000	USD	4,654,000	USD	46.75	05/21/21	199,382
TOTAL SE, ADR	Pershing LLC	1,000	USD	4,654,000	USD	45.00	07/16/21	348,999
TOTAL SE, ADR	Pershing LLC	335	USD	1,559,090	USD	50.00	07/16/21	44,260
TOTAL SE, ADR	Pershing LLC	1,100	USD	5,119,400	USD	50.00	09/17/21	234,104
Valero Energy Corp.	Pershing LLC	450	USD	3,222,000	USD	65.00	06/18/21	411,882
Valero Energy Corp.	Pershing LLC	115	USD	823,400	USD	70.00	06/18/21	70,815
Valero Energy Corp.	Pershing LLC	350	USD	2,506,000	USD	72.50	06/18/21	172,784
Valero Energy Corp.	Pershing LLC	340	USD	2,434,400	USD	77.50	08/20/21	151,281
VanEck Vectors Gold Miners ETF	Pershing LLC	3,500	USD	11,375,000	USD	37.00	07/16/21	327,904
VanEck Vectors Gold Miners ETF	Pershing LLC	3,500	USD	11,375,000	USD	35.00	11/19/21	871,101
Wheaton Precious Metals Corp.	Pershing LLC	1,658	USD	6,335,218	USD	50.00	05/21/21	37,579
Wheaton Precious Metals Corp.	Pershing LLC	1,567	USD	5,987,507	USD	50.00	06/18/21	64,678
Wheaton Precious Metals Corp.	Pershing LLC	1,750	USD	6,686,750	USD	47.00	09/17/21	272,802
Yamana Gold Inc.	Pershing LLC	2,750	USD	1,193,500	USD	6.50	05/21/21	7,488

TOTAL OTC CALL OPTIONS WRITTEN								$35,368,380

OTC Put Options Written — (0.1)%
Energy Select Sector SPDR ETF	Pershing LLC	1,700	USD	8,340,200	USD	40.00	07/16/21	$131,001
iShares Global Clean Energy ETF	Pershing LLC	865	USD	2,101,950	USD	21.00	06/18/21	62,845
VanEck Vectors Gold Miners ETF	Pershing LLC	4,500	USD	14,625,000	USD	28.00	08/20/21	381,411

TOTAL OTC PUT OPTIONS WRITTEN								$575,257

GAMCO Global Gold, Natural Resources & Income Trust

Schedule of Investments (Continued) — March 31, 2021 (Unaudited)

Description	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Market Value
Exchange Traded Call Options Written — (0.9)%
Alamos Gold Inc., Cl. A	9,000	USD	7,029,000	USD	10.00	09/17/21	$468,000
AngloGold Ashanti Ltd., ADR	925	USD	2,032,225	USD	28.00	07/16/21	50,875
AngloGold Ashanti Ltd., ADR	925	USD	2,032,225	USD	25.00	10/15/21	180,375
Apache Corp.	500	USD	895,000	USD	20.00	07/16/21	89,000
Centerra Gold Inc.	3,350	CAD	3,725,200	CAD	17.00	05/21/21	17,327
Centerra Gold Inc.	3,350	CAD	3,725,200	CAD	19.00	07/16/21	33,321
Centerra Gold Inc.	3,350	CAD	3,725,200	CAD	15.00	09/17/21	143,948
Dundee Precious Metals Inc.	4,250	CAD	3,259,750	CAD	11.00	04/16/21	6,765
Eldorado Gold Corp.	1,250	USD	1,348,750	USD	13.00	05/21/21	35,000
Eldorado Gold Corp.	1,615	USD	1,742,585	USD	13.00	07/16/21	96,900
Endeavour Mining Corp.	1,919	CAD	4,860,827	CAD	40.00	04/16/21	6,108
Endeavour Mining Corp.	1,919	CAD	4,860,827	CAD	25.00	05/21/21	278,680
Endeavour Mining Corp.	1,918	CAD	4,858,294	CAD	27.00	07/16/21	255,642
Endeavour Mining Corp.	2,620	CAD	6,636,460	CAD	30.00	07/16/21	161,574
Endeavour Mining Corp.	570	CAD	1,443,810	CAD	32.00	07/16/21	23,812
Endeavour Mining Corp.	600	CAD	1,519,800	CAD	36.00	07/16/21	10,742
Endeavour Mining Corp.	1,170	CAD	2,963,610	CAD	26.00	09/17/21	253,700
Endeavour Mining Corp.	600	CAD	1,519,800	CAD	30.00	09/17/21	63,261
Equinox Gold Corp.	3,000	USD	2,397,000	USD	10.00	07/16/21	120,000
Franco-Nevada Corp.	700	USD	8,770,300	USD	135.00	05/21/21	178,500
Franco-Nevada Corp.	555	USD	6,953,595	USD	120.00	07/16/21	638,250
Freeport-McMoRan Inc.	1,250	USD	4,116,250	USD	30.00	05/21/21	537,500
Freeport-McMoRan Inc.	1,500	USD	4,939,500	USD	31.00	05/21/21	555,000
Freeport-McMoRan Inc.	2,700	USD	8,891,100	USD	32.00	07/16/21	1,098,900
Gold Fields Ltd., ADR	2,500	USD	2,372,500	USD	13.00	07/16/21	56,250
Harmony Gold Mining Co. Ltd., ADR	5,222	USD	2,276,792	USD	7.00	05/21/21	26,110
Helmerich & Payne Inc.	177	USD	477,192	USD	27.50	06/18/21	49,560
Occidental Petroleum Corp.	367	USD	976,954	USD	25.00	05/21/21	124,780
OceanaGold Corp.	9,500	CAD	1,776,500	CAD	2.50	07/16/21	94,494
Osisko Gold Royalties Ltd.	2,000	CAD	2,768,000	CAD	16.00	07/16/21	59,680
Osisko Gold Royalties Ltd.	2,000	CAD	2,768,000	CAD	15.00	09/17/21	151,190
Pretium Resources Inc.	2,300	USD	2,385,100	USD	15.00	05/21/21	34,500
Pretium Resources Inc.	2,300	USD	2,385,100	USD	12.00	09/17/21	204,700
SSR Mining Inc.	1,765	USD	2,520,420	USD	23.00	06/18/21	17,650
VanEck Vectors Gold Miners ETF	3,500	USD	11,375,000	USD	37.00	09/17/21	518,000
Yamana Gold Inc.	2,750	USD	1,193,500	USD	7.00	07/16/21	16,500

TOTAL EXCHANGE TRADED CALL OPTIONS WRITTEN							$6,656,594

Exchange Traded Put Options Written — (0.1)%
Energy Select Sector SPDR ETF	2,000	USD	9,812,000	USD	32.00	05/21/21	$194,000
iShares Global Clean Energy ETF	865	USD	2,101,950	USD	21.00	04/16/21	6,920
iShares Global Clean Energy ETF	865	USD	2,101,950	USD	19.00	10/15/21	76,120

GAMCO Global Gold, Natural Resources & Income Trust

Schedule of Investments (Continued) — March 31, 2021 (Unaudited)

Description	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Market Value
NextEra Energy Partners LP	185	USD	1,348,280	USD	60.00	04/16/21	$3,700
VanEck Vectors Gold Miners ETF	4,450	USD	14,462,500	USD	31.00	05/21/21	404,950
VanEck Vectors Gold Miners ETF	4,500	USD	14,625,000	USD	26.00	06/18/21	90,000

TOTAL EXCHANGE TRADED PUT OPTIONS WRITTEN							$775,690

TOTAL OPTIONS WRITTEN							$43,375,921